Other Commitments with Third Parties and Other Contingent Liabilities - Purchase commitments (Details) € in Thousands	Dec. 31, 2022 EUR (€)
2023
Other Commitments with Third Parties and Other Contingent Liabilities
Raw material purchase commitments	€ 409,984
2024
Other Commitments with Third Parties and Other Contingent Liabilities
Raw material purchase commitments	413,283
2025
Other Commitments with Third Parties and Other Contingent Liabilities
Raw material purchase commitments	352,805
2026
Other Commitments with Third Parties and Other Contingent Liabilities
Raw material purchase commitments	230,625
2027
Other Commitments with Third Parties and Other Contingent Liabilities
Raw material purchase commitments	219,034
More than 5 years
Other Commitments with Third Parties and Other Contingent Liabilities
Raw material purchase commitments	€ 281,951